Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 2,566	$ 3,678
Other provisions, ending balance	1,958	2,566
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,946	2,590
Additions	971	1,259
Amounts utilised	(955)	(1,421)
Unused amounts reversed	(403)	(466)
Exchange and other movements	(113)	(16)
Other provisions, ending balance	1,446	1,946
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	383	671
Additions	434	347
Amounts utilised	(288)	(499)
Unused amounts reversed	(87)	(170)
Exchange and other movements	3	34
Other provisions, ending balance	445	383
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	619	756
Additions	271	249
Amounts utilised	(393)	(316)
Unused amounts reversed	(82)	(59)
Exchange and other movements	(6)	(11)
Other provisions, ending balance	409	619
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	386	858
Additions	60	192
Amounts utilised	(106)	(548)
Unused amounts reversed	(109)	(113)
Exchange and other movements	(36)	(3)
Other provisions, ending balance	195	386
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	558	305
Additions	206	471
Amounts utilised	(168)	(58)
Unused amounts reversed	(125)	(124)
Exchange and other movements	(74)	(36)
Other provisions, ending balance	397	558
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	620	1,088
Net change in expected credit loss provision and other movements	(108)	(468)
Other provisions, ending balance	$ 512	$ 620